Contingencies, commitments and restrictions on the distribution of profits - Argentine Concession Agreement (Details) $ / shares in Units, $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Apr. 03, 2007	Feb. 28, 1998 item	Dec. 31, 2023 USD ($) item	Dec. 31, 2023 ARS ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2006 $ / shares shares
Contingencies, commitments and restrictions on the distribution of profits
Number of airports | item				52	52
Payments to acquire or redeem entity's shares						$ 172,029
Argentina | AA2000
Contingencies, commitments and restrictions on the distribution of profits
Number of airports | item			33	35	35
Initial term of concession agreement		30 years
Concession agreement extension period		10 years
Approximate CAPEX commitment plus VAT				$ 500,000		174,200
Number of phases to perform the CAPEX commitment | item				2	2
Approximate CAPEX commitment plus VAT, in Phase 1				$ 336,000
Approximate annual investment committed plus VAT, in Phase 2				41,000
Approximate CAPEX commitment plus VAT, in Phase 2				164,000
Amount of works initiated				262,100
Amount of works executed				$ 190,300
Payments to acquire or redeem entity's shares						436,300
Amount executed						$ 364,500
Percentage of entity's revenue				15.00%	15.00%
Percentage of previously deducted funds for deposit				30.00%	30.00%
Amount of surety bond contracted				$ 130,000
Amount of concession contract fulfilment to whom guarantee sets up				8,000	$ 6,499.2
Minimum amount for civil liability insurance policy provision	$ 400						$ 300.0
Civil liability insurance premium paid	$ 300,000
Civil liability insurance				3,184
Civil liability insurance regarding construction risk				$ 40,000
Number of preferred shares convertible into common shares | shares								496,161,413
Nominal value of each convertible preferred share | $ / shares								$ 1
Percentage per year of total amount of initial preferred shares issued for maximum amount of conversion								12.50%
Argentina | AA2000 | Fund to trust for development of argentine national airport system
Contingencies, commitments and restrictions on the distribution of profits
Percentage of previously deducted funds for deposit				11.25%	11.25%
Argentina | AA2000 | Fund to study control and regulate argentine concession
Contingencies, commitments and restrictions on the distribution of profits
Percentage of previously deducted funds for deposit				1.25%	1.25%
Argentina | AA2000 | Fund to trust for investment commitments for group a airports
Contingencies, commitments and restrictions on the distribution of profits
Percentage of previously deducted funds for deposit				2.50%	2.50%